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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5410

Voya Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

C T Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Prime Rate Trust

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of May 31, 2014 (Unaudited)

N andals

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 137.1%
			Aerospace & Defense: 0.9%
	6,416,313		American Airlines, Inc., Term Loan, 3.750%, 06/27/19	$6,434,362	0.7
	1,807,179		Data Device Corp. (DDC), First Lien Term Loan, 8.000%, 07/11/18	1,811,697	0.2
				8,246,059	0.9

			Automotive: 3.2%
	1,350,000		Cooper-Standard Automotive Inc., Term Loan B, 4.000%, 04/01/21	1,352,531	0.2
	6,200,000		Federal-Mogul Corporation, Term Loan C, 4.750%, 04/15/21	6,186,441	0.7
	3,991,234		Fram Group Holdings Inc., First Lien Term Loan, 6.500%, 07/31/17	3,994,558	0.4
	3,742,140		Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, 01/29/18	3,555,032	0.4
EUR	1,975,000		Metaldyne, LLC, Term Loan E, 4.750%, 12/15/18	2,709,048	0.3
	3,531,651		Metaldyne, LLC, USD Term Loan B, 4.250%, 12/31/18	3,543,129	0.4
	1,260,506		Schrader International, Lux Term Loan, 5.000%, 04/27/18	1,266,020	0.1
	969,648		Schrader International, US Term Loan, 5.000%, 04/27/18	973,890	0.1
	816,750		TI Group Automotive Systems, LLC, Term Loan B, 5.500%, 03/31/19	821,600	0.1
	4,613,570		UCI International, Inc., Term Loan B, 5.500%, 07/26/17	4,633,755	0.5
				29,036,004	3.2

			Building & Development: 3.3%
	2,150,000		Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/30/20	2,193,000	0.2
	6,060,383		Capital Automotive L.P., Term Loan, 4.000%, 04/10/19	6,088,794	0.7
	7,800,000	(1)	Doosan Infracore Bobcat Holdings Co., Ltd., Term Loan B, 05/27/21	7,838,907	0.9
	1,791,000		Minimax Viking GmbH, Facility B1 Loan, 4.500%, 08/30/20	1,803,313	0.2
	4,258,423		NCI Building Systems, Inc., Term Loan, 4.250%, 06/24/19	4,260,420	0.5
	545,000		Quikrete Holdings, Second Lien Term Loan, 7.000%, 03/23/21	558,625	0.0
	4,328,250		Quikrete Holdings, Term Loan B, 4.000%, 09/23/20	4,332,310	0.5
	2,552,615		Wilsonart LLC, Term Loan B, 4.000%, 10/31/19	2,541,447	0.3
				29,616,816	3.3

			Business Equipment & Services: 13.2%
	8,205,808		Acosta, Inc., Upsized Term Loan B, 4.250%, 03/02/18	8,243,415	0.9
	8,074,497	(1)	Advantage Sales & Marketing, Inc., December 2013 Upsized First Lien Term Loan, 4.250%, 12/17/17	8,100,449	0.9
	2,663,507	(1)	Advantage Sales & Marketing, Inc., Upsized Second Lien Term Loan, 8.250%, 06/17/18	2,716,777	0.3
	2,000,000		AlixPartners LLP, Second Lien Term Loan, 9.000%, 07/09/21	2,047,500	0.2
	4,888,248		AlixPartners LLP, Term Loan B-2, 4.000%, 07/09/20	4,890,795	0.6
	1,990,000		Allflex Holdings III, Inc., First Lien Term Loan, 4.250%, 07/17/20	1,993,731	0.2
	1,300,000		Allflex Holdings III, Inc., Second Lien Term Loan, 8.000%, 07/19/21	1,315,167	0.1
	2,215,000		Catalina Marketing Corporation, First Lien Term Loan, 4.500%, 04/01/21	2,218,462	0.3
	2,700,000		Catalina Marketing Corporation, Second Lien Term Loan, 7.750%, 04/01/22	2,703,375	0.3
	4,517,385		Coinmach Service Corp., Upsized Term Loan, 4.250%, 11/15/19	4,523,031	0.5
	2,105,000		CorpSource Finance Holdings, LLC , Second Lien, 8.750%, 04/30/19	2,136,575	0.2
	6,352,000		CorpSource Finance Holdings, LLC, First Lien Term Loan, 5.250%, 04/30/18	6,383,760	0.7
EUR	645,000		CPA Global Financing , First Lien Term Loan Euro, 4.750%, 11/30/20	889,359	0.1
	448,875		CPA Global Financing , First Lien Term Loan USD, 4.500%, 11/30/20	453,083	0.1

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of May 31, 2014 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Business Equipment & Services: (continued)
	4,001,800		First American Payment Systems, First Lien Term Loan, 5.750%, 09/30/18	$4,016,807	0.5
	1,750,000		First American Payment Systems, Second Lien, 10.750%, 03/30/19	1,767,500	0.2
	4,443,801		GCA Services, Replacement Term Loan, 4.272%, 11/01/19	4,449,356	0.5
	578,279		Information Resources, Inc., Term Loan B, 4.750%, 09/30/20	579,725	0.1
	5,000,000	(1)	Interactive Data Corporation, Term Loan B, 05/01/21	5,043,750	0.6
	1,218,750		ION Trading Technologies Limited, First Lien Term Loan, 4.500%, 05/22/20	1,220,273	0.1
	1,300,000		ION Trading Technologies Limited, Second Lien Term Loan, 8.250%, 05/21/21	1,309,750	0.1
	5,809,524		iQor, First Lien Term Loan, 6.000%, 02/15/21	5,555,357	0.6
	2,500,000		iQor, Second Lien Term Loan, 9.750%, 02/15/22	2,379,687	0.3
	2,090,909	(1)	Knowledge Universe Education, LLC, Term loan B, 5.250%, 03/20/21	2,117,045	0.2
	1,975,000	(1)	Learning Care Group, Term loan, 05/01/21	1,999,688	0.2
	4,193,548		Legal Shield, First Lien Term Loan, 6.250%, 07/01/19	4,243,347	0.5
	2,000,000		Legal Shield, Second Lien Term Loan, 9.750%, 07/01/20	2,046,250	0.2
	4,887,437		Mercury Payment Systems, LLC, Term Loan B, 5.500%, 07/01/17	4,905,765	0.6
	2,981,250		Miller Heiman, Inc., Term Loan B, 6.750%, 09/30/19	2,900,756	0.3
	371,225		Misys (Magic Newco 2 S.a.r.l.), Term Loan B Add-On, 5.000%, 12/01/18	374,667	0.0
	2,779,000		RentPath, Inc., Term Loan B, 6.250%, 05/29/20	2,779,870	0.3
	2,285,938		SGS International, Term Loan, 4.250%, 10/17/19	2,293,081	0.3
	3,030,000		Ship US Bidco, Inc. (Worldpay), Term Loan B2A-II, 5.250%, 11/30/19	3,056,512	0.3
GBP	1,710,000		Ship US Bidco, Inc. (Worldpay), Term Loan C1, 5.750%, 11/30/19	2,896,952	0.3
	780,000		Ship US Bidco, Inc. (Worldpay), Term Loan C2, 4.750%, 11/29/19	786,175	0.1
EUR	500,000		Sophos, Term Loan B EUR, 5.250%, 01/30/21	687,113	0.1
	600,000		Sophos, Term Loan B USD, 5.000%, 01/30/21	603,500	0.1
	1,370,417		StoneRiver Group, LP, First Lien, 4.500%, 11/30/19	1,368,133	0.2
	231,405		StoneRiver Group, LP, Second Lien, 8.500%, 05/31/20	232,996	0.0
	4,403,701		SurveyMonkey.com, LLC, Term Loan B, 5.500%, 02/07/19	4,406,343	0.5
	886,667		Sutherland Global Services, Term Loan Cayman, 7.250%, 03/06/19	892,208	0.1
	1,963,333		Sutherland Global Services, Term Loan US, 7.250%, 03/06/19	1,975,604	0.2
	1,540,829		Transfirst Holdings, Inc., First Lien Term Loan, 4.000%, 12/27/17	1,543,397	0.2
	990,000		Wash Multi-Family Services, USD Term Loan, 4.503%, 02/21/19	990,000	0.1
				118,037,086	13.2

			Cable & Satellite Television: 2.8%
	4,147,161		Liberty Cablevision of Puerto Rico LLC., First Lien, 6.000%, 06/09/17	4,167,897	0.5
	2,555,107		RCN Cable, Term Loan B, 4.500%, 02/25/20	2,565,887	0.3
GBP	4,750,000		Virgin Media Investment Holdings Limited, Term loan E (GBP), 3.500%, 06/30/23	7,968,345	0.9
	10,233,059		Wideopenwest Finance, LLC, Term Loan B, 4.750%, 04/01/19	10,291,418	1.1
				24,993,547	2.8

			Chemicals & Plastics: 7.0%
	2,553,600		Armacell, First Lien Term Loan, 5.500%, 06/30/20	2,556,792	0.3
	5,582,810		Arysta LifeScience Corporation, First Lien Term Loan, 4.500%, 05/29/20	5,596,767	0.6
EUR	1,240,625		Axalta Coating Systems (fka DuPont Performance Coatings), 2014 Specified Refinancing Euro Term Loan, 4.250%, 02/02/20	1,706,590	0.2

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of May 31, 2014 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Chemicals & Plastics: (continued)
	6,455,000	(1)	Axalta Coating Systems (fka DuPont Performance Coatings), 2014 Specified Refinancing Term B Loan, 4.000%, 02/02/20	$6,513,902	0.7
	2,178,221		AZ Chem US Inc., Term Loan B, 5.250%, 12/22/17	2,186,389	0.3
	1,000,000		Ennis Flint (a.k.a Road Infrastructure Investment LLC), First Lien Term Facility, 4.250%, 04/01/21	997,083	0.1
	650,000		Houghton International, Inc., Second Lien Term Loan, 9.500%, 12/20/20	665,437	0.1
	1,984,875		Houghton International, Inc., USD Second Lien Term Loan, 4.000%, 12/20/19	1,989,837	0.2
	9,747,963		Ineos US Finance LLC, Cash Dollar Term Loan, 3.750%, 05/04/18	9,705,316	1.1
EUR	991,144		Ineos US Finance LLC, Cash Euro Term Loan, 4.000%, 05/04/18	1,358,782	0.2
	900,000		Kronos Worldwide, Inc., Term Loan B Facility, 4.750%, 02/21/20	907,594	0.1
	1,985,000		MacDermid, Inc., First Lien Term Loan, 4.000%, 06/07/20	1,986,654	0.2
	1,617,358	(1)	Monarch (Allnex S.a.r.l.), First Lien Term Loan B-1, 4.500%, 10/03/19	1,624,433	0.2
	823,839	(1)	Monarch (Allnex S.a.r.l.), First Lien Term Loan B-2, 4.500%, 10/03/19	827,443	0.1
EUR	941,196		Monarch (Allnex S.a.r.l.), First Lien Term Loan Euro, 4.750%, 10/01/19	1,287,803	0.1
	218,701		Monarch (Allnex S.a.r.l.), Second Lien Term Loan, 8.250%, 04/01/20	225,353	0.0
EUR	1,194,000		Oxea S.a.r.l., First Lien Term Loan Euro, 4.500%, 01/15/20	1,643,877	0.2
	2,333,275		Oxea S.a.r.l., First Lien Term Loan USD, 4.250%, 01/15/20	2,337,650	0.3
	1,100,000		Oxea S.a.r.l., Second Lien Term Loan USD, 8.250%, 07/15/20	1,113,750	0.1
	782,402		Royal Adhesives & Sealants, First Lien Term Facility, 5.500%, 08/01/18	790,553	0.1
	6,440,417		Tronox Pigments (Netherlands) BV, Term Loan, 4.000%, 03/19/20	6,455,944	0.7
	7,016,722		Univar Inc., Term Loan B, 5.000%, 06/30/17	7,031,759	0.8
	2,900,853		Vantage Specialties Inc., Incremental Term Loan Facility, 5.000%, 02/10/19	2,917,171	0.3
				62,426,879	7.0

			Clothing/Textiles: 0.6%
	3,173,251		Herff Jones, Inc., First Lien Term Loan, 5.500%, 06/25/19	3,194,407	0.4
	2,246,053	(1)	Vince, LLC, Term Loan, 6.000%, 11/30/19	2,276,936	0.2
				5,471,343	0.6

			Conglomerates: 1.3%
	3,000,000	(1)	ServiceMaster Company, Term Loan, 01/31/17	3,004,554	0.3
EUR	663,338		Spectrum Brands, Inc., EURO Term Loan, 3.750%, 09/30/19	907,620	0.1
	2,577,050		Waterpik, First Lien, 5.750%, 07/01/20	2,586,714	0.3
	5,069,647		WireCo WorldGroup, Inc., Term Loan B, 6.000%, 02/15/17	5,110,838	0.6
				11,609,726	1.3

			Containers & Glass Products: 3.4%
	748,125		Ardagh Group, Dollar TermFacility, 4.250%, 12/31/19	751,165	0.1
	800,000		Ardagh Group, Incremental facililty, 4.000%, 12/31/19	800,334	0.1
	527,350		Berlin Packaging, LLC, First Lien Term Loan, 4.750%, 04/02/19	530,976	0.1
	2,000,000		Berry Plastics Corporation, Term E Loan, 3.750%, 12/20/20	1,994,688	0.2
	2,977,500		EveryWare, Inc., Term Loan, 7.500%, 05/21/20	2,181,019	0.2
	3,235,823		Husky Injection Molding Systems, Ltd., Incremental Term Loan, 4.250%, 06/30/18	3,247,452	0.4
	1,454,656		Otter Products, Term Loan B, 5.250%, 04/29/19	1,456,777	0.2
	2,662,594		Pro Mach, Inc., Term Loan, 4.500%, 07/06/17	2,669,250	0.3
EUR	964,636		Reynolds Group Holdings Inc, Eur Term Loan, 4.250%, 12/15/18	1,328,093	0.1
	10,246,862		Reynolds Group Holdings Inc, USD Term Loan, 4.000%, 12/15/18	10,271,055	1.2

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of May 31, 2014 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Containers & Glass Products: (continued)
	3,899,271		TricorBraun, Term Loan, 4.000%, 05/03/18	$3,912,267	0.4
	687,300		WNA Holdings Inc (a.k.a Waddington Group), USD Term Loan (Canadian Borrower), 4.500%, 06/07/20	689,448	0.1
	376,442		WNA Holdings Inc (a.k.a Waddington Group), USD Upsized Term Loan (US Borrower), 4.500%, 05/23/20	377,618	0.0
				30,210,142	3.4

			Cosmetics/Toiletries: 0.6%
	3,419,826		KIK Custom Products, Inc., First Lien with Incremental, 5.500%, 04/29/19	3,420,896	0.4
	2,170,223		Sun Products Corporation, Term Loan B, 5.500%, 03/23/20	2,096,978	0.2
				5,517,874	0.6

			Diversified Insurance: 5.2%
	6,151,394	(1)	AmWINS Group, Inc., Term Loan B, 5.000%, 09/06/19	6,171,577	0.7
	2,892,750		Applied Systems Inc., First Lien Term Loan, 4.250%, 01/15/21	2,901,790	0.3
	1,700,000		Applied Systems Inc., Second Lien Term Loan, 7.500%, 01/15/22	1,730,282	0.2
	3,225,625		Cooper Gay Swett & Crawford, Ltd., First Lien Term Loan, 5.000%, 04/16/20	3,159,767	0.4
	1,400,000		Cooper Gay Swett & Crawford, Ltd., Second Lien Term Loan, 8.250%, 10/15/20	1,361,500	0.2
	11,945,000	(1)	Hub International Limited, Term Loan B, 4.250%, 10/02/20	11,958,438	1.3
	4,760,344		National Financial Partners Corp., Add-On Term Loan B, 5.250%, 07/01/20	4,792,329	0.5
	6,400,000		Sedgwick Holdings, Inc., First Lien Term Loan, 3.750%, 02/28/21	6,324,000	0.7
	2,900,000		Sedgwick Holdings, Inc., Second Lien Term Loan, 6.750%, 02/28/22	2,901,813	0.3
	5,085,818		USI, Inc., Term Loan, 4.250%, 12/27/19	5,095,354	0.6
				46,396,850	5.2

			Drugs: 0.2%
	1,700,000		Akorn, Inc., Term Loan, 4.500%, 11/01/20	1,709,209	0.2

			Ecological Services & Equipment: 1.8%
	5,000,000		4L Holdings Inc., Term loan B, 5.500%, 05/08/20	5,010,940	0.6
	10,844,451		ADS Waste Holdings, Inc., B-2, 3.750%, 10/09/19	10,795,878	1.2
				15,806,818	1.8

			Electronics/Electrical: 16.1%
	2,942,625		Active Network, Inc., First Lien Term Loan, 5.500%, 11/18/20	2,948,142	0.3
	2,700,000		Aptean Holdings, Inc., First Lien Term Loan, 5.250%, 02/26/20	2,706,750	0.3
	700,000		Aptean Holdings, Inc., Second Lien Term Loan, 8.500%, 02/26/21	708,750	0.1
	1,891,228		Aspect Software, Inc., Term Loan, 7.250%, 05/09/16	1,906,594	0.2
	6,987,093		Attachmate Corporation, First Lien Term Loan, 7.250%, 11/22/17	7,050,417	0.8
	1,380,000		Avast Software, Term Loan, 5.000%, 03/21/20	1,380,287	0.2
	7,901,834		Blackboard Inc., Term Loan B-3, 4.750%, 10/04/18	7,963,571	0.9
	3,811,203		Blue Coat Systems, Inc., First Lien Term Loan, 4.000%, 05/31/19	3,814,180	0.4
	3,100,000		Blue Coat Systems, Inc., Second Lien Term Loan, 9.500%, 06/28/20	3,160,062	0.4
EUR	4,688,250		BMC Software, Inc., Term Loan Euro, 5.500%, 08/19/20	6,453,200	0.7
	2,493,750		BMC Software, Inc., Term Loan U.S., 5.000%, 08/19/20	2,502,628	0.3
EUR	3,731,250		Dell International LLC, Euro Term Loans, 4.750%, 04/30/20	5,110,978	0.6
	9,925,351		Dell International LLC, Term B Loans, 4.500%, 04/30/20	9,924,219	1.1
	1,000,000	(1)	ECI, Term Loan B, 04/30/21	1,008,750	0.1
	3,982,088		Epicor Software Corporation, Term Loan B-2, 4.000%, 05/16/18	3,990,176	0.5
	3,636,725		Epiq Systems, Inc., Term Loan, 4.250%, 08/27/20	3,650,363	0.4
	980,625		Eze Castle Software, Inc., Second Lien Term Loan, 7.250%, 04/04/21	979,399	0.1
	992,500		Eze Castle Software, Inc., Term Loan B-1, 4.000%, 04/04/20	993,741	0.1

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of May 31, 2014 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Electronics/Electrical: (continued)
	2,000,000		FCI International S.A.S., Term Loan B, 6.250%, 12/31/20	$2,016,250	0.2
	8,403,632	(1)	Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 4.250%, 03/01/20	8,423,591	0.9
	2,238,750		Freescale Semiconductor, Inc., Tranche B-5 Term Loan, 5.000%, 01/15/21	2,252,731	0.3
	8,190,197		Go Daddy Operating Company, LLC, Term Loan, 4.750%, 05/05/21	8,238,314	0.9
EUR	2,475,000		Greeneden U.S. Holdings II, LLC, Euro Term Loan, 4.750%, 02/08/20	3,390,665	0.4
	1,856,250		Hyland Software, Inc., First Lien Term Loan, 4.750%, 10/25/19	1,868,238	0.2
	10,066,600		Infor (US), Inc., Term Loan B5, 3.750%, 06/03/20	10,023,455	1.1
	10,133,317		Kronos Incorporated, Upsized Term Loan, 4.500%, 10/30/19	10,183,984	1.1
	3,850,000	(1)	M/A-COM Technology Solutions Holdings, Inc., Term Loan B, 4.500%, 05/07/21	3,869,250	0.4
EUR	598,500		Oberthur Technologies, Tranche B-1 Term Loans, 4.750%, 10/15/19	825,679	0.1
	2,706,962	(1)	Oberthur Technologies, Tranche B-2 Term Loans, 4.500%, 10/15/19	2,722,121	0.3
	2,024,925		Omnitracs Inc., Upsized First Lien Term Loan, 4.750%, 10/31/20	2,040,956	0.2
	575,000		Omnitracs Inc., Upsized Second Lien Term Loan, 8.750%, 04/30/21	582,906	0.1
	4,812,233		Open Link Financial, Inc., Term Loan, 6.250%, 10/30/17	4,842,309	0.5
	8,323,278		RedPrairie Corporation, First Lien Term Loan, 6.000%, 12/21/18	8,321,197	0.9
	2,374,194		RedPrairie Corporation, Second Lien Term Loan, 11.250%, 12/20/19	2,385,324	0.3
	5,013		Spansion LLC, Term Loan B, 3.750%, 12/18/19	5,019	0.0
	2,155,282		Web.com Group, Inc., Term Loan, 4.500%, 10/27/17	2,175,488	0.3
	1,105,263		Websense, Inc., Second Lien Term Loan, 8.250%, 12/27/20	1,112,862	0.1
	2,282,750		Websense, Inc., Term Loan B, 4.500%, 06/25/20	2,295,116	0.3
				143,827,662	16.1

			Equipment Leasing: 0.4%
	3,286,423		Brock Holdings, Inc., New Term Loan B, 6.000%, 03/16/17	3,298,214	0.4

			Financial Intermediaries: 1.8%
	1,741,234		Duff & Phelps, Add-On Term Loan, 4.500%, 04/23/20	1,748,852	0.2
	1,940,250		Guggenheim Partners Investment Management Holdings, LLC, Term Loan B, 4.250%, 07/31/20	1,950,558	0.2
	1,262,250		MoneyGram International, Inc., Term Loan B, 4.250%, 03/27/20	1,244,642	0.1
	3,391,500		Santander Asset Management, Term Loan B-1 USD, 4.250%, 11/30/20	3,399,979	0.4
EUR	997,500		Santander Asset Management, Term Loan B-2 EURO, 4.500%, 11/30/20	1,366,881	0.1
	5,300,000		Trans Union LLC, Term Loan B, 4.000%, 03/21/21	5,295,861	0.6
	1,476,300		Walker & Dunlop, Term Loan, 5.500%, 12/15/20	1,502,135	0.2
				16,508,908	1.8

			Food Products: 4.4%
	6,428,725		Advance Pierre Foods, First Lien Term Loan B, 5.750%, 07/10/17	6,428,725	0.7
	4,500,000		Advance Pierre Foods, Second Lien Term Loan, 9.500%, 10/10/17	4,372,502	0.5
	3,540,904		Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	3,549,756	0.4
EUR	365,724		Atrium Innovations, Inc., EUR First Lien Term Loan, 4.500%, 02/04/21	497,914	0.1
	500,000		Atrium Innovations, Inc., USD First Lien Term Loan, 4.250%, 02/04/21	496,407	0.0
	3,551,938	(1)	CSM Bakery Supplies, First Lien Term Loan, 4.750%, 07/03/20	3,576,801	0.4

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of May 31, 2014 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Food Products: (continued)
	1,000,000		CSM Bakery Supplies, Second Lien Term Loan, 8.500%, 06/30/21	$1,020,000	0.1
EUR	6,500,000		D.E. Master Blenders, Term Loan B2, 4.500%, 10/01/18	8,905,335	1.0
	1,097,250		Del Monte Foods Consumer Products, Inc., First Lien, 4.250%, 01/15/21	1,098,073	0.1
	1,700,000	(1)	Del Monte Foods Consumer Products, Inc., Second Lien, 8.250%, 07/15/21	1,685,125	0.2
	5,033,012	(1)	NPC International , Term Loan, 4.000%, 12/28/18	5,036,157	0.6
	990,000		Reddy Ice Corporation, First Lien Term Loan, 6.751%, 04/01/19	977,006	0.1
GBP	1,000,000		United Biscuits Holdco Limited, Facility B1 (GBP), 4.988%, 07/31/20	1,689,627	0.2
				39,333,428	4.4

			Food Service: 1.8%
	5,850,000	(1)	CEC Entertainment, Inc., First Lien Term Loan, 4.250%, 02/14/21	5,810,998	0.6
	1,297,759		Hearthside Food Solutions, LLC, Term Loan, 6.500%, 06/07/18	1,301,003	0.1
	4,912,111		Landry's Restaurants, Term Loan, 4.000%, 04/24/18	4,928,228	0.6
	4,093,238		P.F. Chang's China Bistro, Inc., Term Loan, 4.250%, 06/30/19	4,090,680	0.5
				16,130,909	1.8

			Food/Drug Retailers: 0.8%
	2,365,119	(1)	Del Taco, Term Loan, 5.504%, 10/01/18	2,376,944	0.3
	1,950,000		Roundys Supermarkets, Inc., Term Loan B, 5.750%, 02/20/21	1,956,907	0.2
	1,916,105		Vestcom International, Inc., Term Loan, 5.513%, 12/26/18	1,920,895	0.2
	500,000		WIS International, Second Lien, 10.250%, 06/01/19	500,000	0.1
				6,754,746	0.8

			Forest Products: 0.1%
	742,500		Xerium Technologies, Inc., Term Loan B, 5.750%, 05/01/19	748,687	0.1

			Health Care: 14.2%
	5,450,000	(1)	Accellent, Inc., First lien term loan, 4.500%, 03/01/21	5,428,712	0.6
	1,000,000	(1)	Accellent, Inc., Second lien term loan, 7.500%, 03/01/22	993,750	0.1
	1,375,000		Aegis Sciences, First Lien Term Loan, 5.500%, 02/19/21	1,390,469	0.2
	1,259,063		ATI Physical Therapy, Term Loan B, 5.000%, 12/20/19	1,274,014	0.1
	1,652,218		BSN Medical, Term Loan B1B, 4.000%, 08/28/19	1,654,972	0.2
	1,200,000		CareCore National, LLC, Term Loan B, 5.500%, 02/20/21	1,209,000	0.1
	3,751,101		Catalent Pharma Solutions, Inc., USD term loan, 4.500%, 05/08/21	3,773,078	0.4
	3,064,280		CHG Medical Staffing, Inc., New First Lien Term, 4.250%, 11/19/19	3,065,557	0.3
	1,717,989	(1)	CHG Medical Staffing, Inc., Upsized Second Lien Term Loan, 9.000%, 11/19/20	1,749,485	0.2
	2,693,250		CHS/Community Health Systems, Inc., Term Loan D, 4.250%, 01/27/21	2,711,766	0.3
	2,719,667	(1)	Connolly / iHealth Technologies, First Lien, 5.000%, 05/12/21	2,740,064	0.3
	2,000,000		Connolly / iHealth Technologies, Second Lien, 8.000%, 05/12/22	2,030,000	0.2
	3,757,029		DJO Finance LLC, First Lien term Loan, 4.250%, 09/05/17	3,772,879	0.4
	3,233,750		Envision Pharmaceutical Services, First Lien Term Loan, 5.750%, 11/04/20	3,258,003	0.4
	1,414,313		Harvard Drug Group LLC, Term Loan B-1, 5.000%, 08/15/20	1,422,931	0.2
	6,170,616		Iasis Healthcare LLC, Term B-2, 4.500%, 05/03/18	6,185,271	0.7
	4,675,000		Ikaria Acquisition Inc., First Lien Term Loan, 5.000%, 02/05/21	4,703,733	0.5
	1,350,000		Ikaria Acquisition Inc., Second Lien Term Loan, 8.750%, 02/05/22	1,372,275	0.2
	4,875,966		Immucor, Inc., Term B-2 Loan, 5.000%, 08/17/18	4,888,156	0.6
	8,761,695		Kinetic Concepts, Inc., E-1, 4.000%, 05/04/18	8,780,471	1.0

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of May 31, 2014 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Health Care: (continued)
	2,250,000		Medpace Holdings, Inc., Term loan B, 5.000%, 04/05/21	$2,258,438	0.3
	5,510,313		MedSolutions Holdings, Inc., Term Loan B, 6.500%, 07/08/19	5,544,752	0.6
	7,500,000		Millennium Laboratories, LLC, Term Loan B, 5.250%, 04/15/21	7,556,250	0.9
	3,436,208		Multiplan, Inc, Term loan, 4.000%, 04/01/21	3,426,185	0.4
	7,102,493		Onex Carestream Finance LP, First Lien, 5.000%, 06/07/19	7,133,566	0.8
	2,942,245		Onex Carestream Finance LP, Second Lien, 9.500%, 11/30/19	3,008,446	0.3
	1,000,000		Packaging Coordinators, Inc., Delayed Draw Term Loan, 5.503%, 05/10/20	1,000,000	0.1
	5,007,855		Par Pharmaceutical Companies, B-2, 4.000%, 09/28/19	5,004,725	0.6
	5,279,175		Pharmaceutical Product Development, Inc., Term Loan B-1, 4.000%, 12/05/18	5,290,726	0.6
	2,071,396		Press Ganey, First Lien, 4.250%, 04/20/18	2,077,546	0.2
	2,860,408		Progressive Solutions, Inc., First Lien, 5.500%, 10/22/20	2,876,498	0.3
	2,960,392		Quintiles Transnational Corp., B-3, 3.750%, 06/08/18	2,965,327	0.3
	1,842,998		Surgical Care Affiliates LLC, Class C Term Loan, 4.000%, 06/29/18	1,840,095	0.2
	544,500		Truven Health, Inc., Term Loan B, 4.500%, 05/23/19	540,757	0.1
	5,618,374		United Surgical Partners International, Inc., Incremental Term Loan, 4.750%, 04/03/19	5,665,192	0.6
	7,950,518		Valeant Pharmaceuticals International, Inc., Series E-1 Tranche B, 3.750%, 08/05/20	7,951,066	0.9
				126,544,155	14.2

			Home Furnishings: 1.7%
	8,829,111		AOT Bedding Super Holdings, LLC, Term Loan B, 4.250%, 10/01/19	8,853,249	1.0
	2,882,189		Hillman Group (The), Inc., Term Loan B, 3.750%, 05/28/17	2,886,994	0.3
	1,334,310		Hunter Fan Company, First Lien Term Loan, 6.500%, 12/31/17	1,335,978	0.2
	1,984,925		Monitronics International, Inc., Term Loan B, 4.250%, 03/23/18	1,989,474	0.2
				15,065,695	1.7

			Industrial Equipment: 6.7%
	5,606,306		Accudyne Industries LLC, Term Loan, 4.000%, 12/13/19	5,612,731	0.6
	2,429,384		Alliance Laundry Systems LLC, First Lien Term Loan, 4.500%, 12/10/18	2,439,508	0.3
	1,333,176		Ameriforge Group Inc., Upsized First Lien Term Loan, 5.000%, 12/19/19	1,339,842	0.2
	582,500		Ameriforge Group Inc., Upsized Second Lien Term Loan, 8.750%, 12/19/20	594,150	0.1
	1,534,500		Apex Tool Group, Term Loan B, 4.500%, 01/31/20	1,502,851	0.2
	1,765,575		Aquilex LLC (a.k.a Hydrochem), Term Loan, 5.000%, 12/31/20	1,775,506	0.2
	1,057,228		CeramTec GmbH, Dollar Term B-1 Loan, 4.250%, 08/30/20	1,059,430	0.1
	104,775		CeramTec GmbH, Dollar Term B-2 Loan, 4.250%, 08/30/20	104,993	0.0
	320,479		CeramTec GmbH, Dollar Term B-3 Loan, 4.250%, 08/30/20	321,146	0.0
EUR	690,097		CeramTec GmbH, Euro Term B-1 Loan, 4.750%, 08/30/20	950,112	0.1
EUR	209,903		CeramTec GmbH, Euro Term B-2 Loan, 4.750%, 08/30/20	288,991	0.0
	4,574,000	(1)	Doncasters Group Limited, First Lien Term Loan USD, 4.500%, 04/09/20	4,586,867	0.5
	688,275		Filtration Group Corporation, First Lien Term Loan, 4.500%, 11/30/20	694,470	0.1
EUR	3,411,429		Gardner Denver, Inc., Term Loan B Euro, 4.750%, 07/30/20	4,688,486	0.5
	5,223,750		Gardner Denver, Inc., Term Loan B USD, 4.250%, 07/30/20	5,226,362	0.6

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of May 31, 2014 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Industrial Equipment: (continued)
	6,746,100		Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.500%, 06/15/20	$6,678,639	0.8
	2,732,727		International Equipment Solutions, LLC, Term Loan, 6.750%, 08/31/19	2,751,515	0.3
	6,203,825		Rexnord Corporation / RBS Global, Inc., First Lien Term Loan, 4.000%, 08/30/20	6,199,948	0.7
	2,400,000		Sensus Metering Systems Inc., New Second Lien Term Loan, 8.500%, 05/09/18	2,413,500	0.3
	410,813		Sensus Metering Systems Inc., Upsized First Lien Term Loan, 4.750%, 05/09/17	412,182	0.0
	5,000,000	(1)	Signode Industrial Group, US Dollar Tranche Term Loan, 4.000%, 05/01/21	4,994,530	0.6
	900,000		SunSource, First Lien Term Loan, 4.750%, 02/15/21	903,094	0.1
EUR	1,129,068		Terex Corporation, Term Loan Euro Tranche, 4.000%, 04/28/17	1,558,327	0.2
	1,100,000		VAT Holding, Term Loan B, 4.750%, 02/28/21	1,108,250	0.1
	917,700		WTG Holdings III Corp., First Lien Term Loan, 4.750%, 01/15/21	919,994	0.1
	325,000		WTG Holdings III Corp., Second Lien Term Loan, 8.500%, 01/15/22	327,438	0.0
				59,452,862	6.7

			Leisure Good/Activities/Movies: 3.6%
	4,500,000	(1)	24 Hour Fitness Worldwide, Inc, Term Loan B, 05/15/21	4,522,500	0.5
	5,880,748		Delta2 Sarl Luxembourg (Formula One World Championship), Term Loan B, 4.500%, 04/30/19	5,929,265	0.7
	2,970,000		Equinox Holdings, Inc., First Lien Term Loan, 4.251%, 01/31/20	2,973,713	0.3
	6,513,813		FGI Operating, Fungible Term Loan B AddOn, 5.500%, 04/19/19	6,587,094	0.8
	285,714		NEP/NCP Holdco, Inc., Second Lien, 9.500%, 07/23/20	294,821	0.0
	3,393,500	(1)	NEP/NCP Holdco, Inc., Term Loan B with Add-On, 4.250%, 01/22/20	3,399,014	0.4
	2,943,266		SRAM, LLC, First Lien Term Loan, 4.006%, 04/10/20	2,921,191	0.3
	2,950,000	(1)	TWCC Holding Corporation, Second Lien Term Loan, 7.000%, 06/26/20	2,929,105	0.3
	2,550,563		Wilton Brands, Inc., Term Loan, 7.500%, 08/31/18	2,461,294	0.3
				32,017,997	3.6

			Lodging & Casinos: 6.1%
	1,329,950		American Casino and Entertainment Properties LLC, First Lien Term Loan, 4.500%, 07/02/19	1,338,262	0.2
	2,910,833		Boyd Gaming Corporation, Term Loan B, 4.000%, 08/14/20	2,918,716	0.3
	4,364		Caesars Entertainment Operating Company, Inc., Term Loan B4 (Incremental), 9.500%, 10/31/16	4,392	0.0
	1,984		Caesars Entertainment Resort Properties, LLC, Term Loan, 7.000%, 10/15/20	1,983	0.0
	3,170,394	(1)	Centaur Acquisition, LLC, First Lien Term Loan, 5.250%, 02/21/19	3,180,796	0.4
	500,000		Centaur Acquisition, LLC, Second Lien Term Loan, 8.750%, 02/21/20	508,750	0.1
	4,987,500		CityCenter Holdings, LLC, Term Loan, 5.000%, 10/15/20	5,030,517	0.6
	535,170	^,(2),(3)	Fontainebleau Las Vegas, LLC, Delayed Draw Term Loan, 06/06/14	120,413	0.0
	1,070,339	^,(2),(3)	Fontainebleau Las Vegas, LLC, Term Loan, 06/06/14	240,826	0.0
	1,533,656		Golden Nugget, Inc., Delayed Draw Term Loan, 5.500%, 11/21/19	1,572,938	0.2
	3,578,531		Golden Nugget, Inc., Term Loan, 5.500%, 11/21/19	3,670,188	0.4
	800,000		Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	830,000	0.1
	4,000,000		La Quinta, First Lien Term Loan, 4.000%, 03/01/21	4,005,000	0.4
	2,962,500		Peppermill Casinos, Inc., Term Loan B, 7.250%, 11/09/18	3,040,266	0.3

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of May 31, 2014 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Lodging & Casinos: (continued)
EUR	1,250,000		Scandic Hotels AB, Term Loan B2B, 4.399%, 01/31/17	$1,707,843	0.2
EUR	1,250,000		Scandic Hotels AB, Term Loan C2B, 4.399%, 01/31/17	1,707,843	0.2
	11,975,000	(1)	Scientific Games International, Inc., Term Loan B, 4.250%, 09/30/20	11,919,616	1.3
	6,951,426		Station Casinos LLC, Term Loan, 4.250%, 02/28/20	6,970,508	0.8
	1,268,625		Tropicana Entertainment Inc. , Term Loan, 4.000%, 12/01/20	1,273,382	0.1
	3,500,000	(1)	Twin River Management Group, Inc., Term Loan B, 5.250%, 06/30/20	3,494,166	0.4
	605,000		Twin River Management Group, Inc., Term Loan B, 5.250%, 11/09/18	602,353	0.1
				54,138,758	6.1

			Nonferrous Metals/Minerals: 1.3%
	6,281,467		Fairmount Minerals, Ltd., Tranche B-2 Term Loans, 4.500%, 09/01/19	6,356,060	0.7
	5,200,000		Minerals Technologies, Senior Secured Term Loan, 4.000%, 04/18/21	5,226,000	0.6
	498,750		TMS International, Term B Loan, 4.500%, 11/01/20	500,412	0.0
				12,082,472	1.3

			Oil & Gas: 0.9%
	4,172,192		Bronco Midstream Funding, LLC, Term Loan, 5.000%, 08/15/20	4,203,484	0.5
	475,372		Crestwood Holdings LLC, Term Loan, 7.000%, 05/30/19	484,137	0.0
	3,619,613		FTS International, Inc. (fka FracTech), Term Loan, 5.750%, 04/30/21	3,650,832	0.4
				8,338,453	0.9

			Publishing: 4.7%
	688,807		Caribe Media Inc., Term Loan, 10.000%, 11/18/14	668,143	0.1
	5,100,000	(1)	Cengage Learning Acquisition, Inc., First Lien Term Loan, 7.000%, 03/31/20	5,193,233	0.6
	779,151		Dex Media East, LLC, Term Loan, 6.000%, 12/30/16	627,703	0.1
	2,600,894		Dex Media West, LLC, Term Loan, 8.000%, 12/30/16	2,350,558	0.3
	2,000,000	(1)	Flint Group Holdings S.A.R.L., Second Lien, 04/30/22	2,009,166	0.2
	2,991,279	(1)	Flint Group Holdings S.A.R.L., USD TL B1, 5.584%, 04/30/21	2,988,476	0.3
	913,256	(1)	Flint Group Holdings S.A.R.L., USD TL B2, 5.584%, 04/30/21	912,400	0.1
	645,465	(1)	Flint Group Holdings S.A.R.L., USD TL C, 5.584%, 04/30/21	644,860	0.1
	347,312		HIBU PLC (fka Yell Group PLC), Facility A2, 5.253%, 03/18/19	289,137	0.0
EUR	40,725	X	HIBU PLC (fka Yell Group PLC), Spanish facility, 03/18/19	–	0.0
	1,694,334		McGraw Hill Global Education, TLB, 5.750%, 03/22/19	1,721,867	0.2
	1,216,316		Merrill Communications, LLC, Term Loan B, 5.750%, 03/08/18	1,230,760	0.1
	1,654,115		Nelson Canada, First Lien-C$ 330 mm, 2.810%, 07/03/14	1,354,996	0.2
	3,084,500		Penton Media, Inc., First Lien, 5.500%, 09/30/19	3,119,201	0.3
	1,250,000		Penton Media, Inc., Second Lien, 9.000%, 09/30/20	1,262,500	0.1
	2,622,289		R.H. Donnelley Corporation, Term Loan, 9.750%, 12/31/16	1,806,101	0.2
	5,462,500		Springer Science + Business Media S.A., Initial Term B2 Loan, 5.000%, 08/01/20	5,472,742	0.6
	4,711,921		SuperMedia, Inc., Term Loan, 11.600%, 12/30/16	3,934,454	0.4
	6,715,625		Tribune Company, Term Loan B, 4.000%, 12/31/20	6,718,775	0.8
				42,305,072	4.7

			Radio & Television: 4.4%
	13,921,330	(1)	Clear Channel Communications, Inc., TLE, 7.650%, 07/30/19	13,953,237	1.6
	5,432,539		Cumulus Media Holdings Inc., Term Loan, 4.250%, 12/23/20	5,452,064	0.6
	802,162		Gray Television, Inc., Term Loan B, 4.500%, 10/31/19	804,669	0.1
	471,530		Hubbard Radio LLC, Tranche 1 Term Loan, 4.500%, 04/29/19	473,593	0.0

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of May 31, 2014 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Radio & Television: (continued)
	1,271,813		Learfield Communications, Inc, First Lien Term Loan, 4.500%, 10/08/20	$1,282,941	0.1
	500,000	(1)	Learfield Communications, Inc., Second Lien Term Loan, 8.750%, 10/08/21	510,312	0.1
	2,319,209		Media General, Inc., DDTerm Loan-B, 4.250%, 07/31/20	2,335,140	0.3
	1,685,833		Salem Communications Corporation, Term Loan B, 4.500%, 03/31/20	1,684,254	0.2
	4,640,625		Univision Communications, Inc., Term Loan-C3, 4.000%, 03/01/20	4,632,889	0.5
	8,355,272		Univision Communications, Inc., Term Loan-C4, 4.000%, 03/01/20	8,339,606	0.9
				39,468,705	4.4

			Retailers (Except Food & Drug): 14.6%
	4,881,178		99 Cents Only Stores, Term Loan Facility, 4.500%, 01/15/19	4,907,619	0.6
	5,865,675		Academy Ltd., Term Loan (2012 refi), 4.500%, 08/03/18	5,889,965	0.7
EUR	2,285,000		Action Holding B.V., Facility C, 5.313%, 03/08/19	3,154,708	0.4
GBP	3,000,000		B&M Retail Ltd, Facility B, 5.737%, 02/28/20	5,030,899	0.6
	15,842,129		BJs Wholesale Club, First Lien Term Loan, 4.500%, 09/26/19	15,881,670	1.8
	4,000,000		BJs Wholesale Club, Second Lien Term Loan, 8.500%, 03/26/20	4,121,500	0.5
	5,242,493		Burlington Coat Factory, Term Loan B2, 4.250%, 02/23/17	5,287,547	0.6
	5,368,557		Harbor Freight Tools USA, Inc., Term Loan, 4.750%, 07/26/19	5,408,788	0.6
	9,955,921		Hudson's Bay Company, Term Loan, 4.750%, 10/15/20	10,065,128	1.1
	2,000,000		J. Crew, TLB, 4.080%, 03/01/21	1,991,750	0.2
	1,800,000		Lands' End, Inc., TLB, 4.250%, 03/17/21	1,800,281	0.2
	4,847,000		Leslies Poolmart, Inc., Term Loan, 4.250%, 10/16/19	4,845,488	0.5
	5,500,000	(1)	Men's Wearhouse, Term Loan, 07/01/21	5,515,785	0.6
	4,000,000		National Vision, Inc., First Lien Term Loan, 4.000%, 03/13/21	3,973,332	0.4
	1,300,000		National Vision, Inc., Second Lien Term Loan, 6.750%, 03/13/22	1,299,187	0.1
	10,920,100		Neiman Marcus Group, Inc, Term Loan, 4.250%, 10/31/20	10,911,757	1.2
	6,031,702		Ollie's Holdings, Inc., Term Loan, 4.753%, 09/28/19	6,031,702	0.7
	5,579,442		OneStopPlus, First Lien Term Loan, 4.500%, 03/15/21	5,649,185	0.6
	5,887,838		Party City Holdings Inc, Term Loan B, 4.000%, 07/29/19	5,875,574	0.7
	2,275,000		Payless ShoeSource, First Lien Term Loan, 5.000%, 03/05/21	2,282,583	0.3
	2,723,589		Pep Boys, Term Loan B, 4.250%, 10/11/18	2,737,174	0.3
	6,288,240		Savers, Term Loan B, 5.000%, 07/09/19	6,319,681	0.7
	2,645,614		Sleepy's Holdings, LLC, Term Loan, 5.000%, 03/30/19	2,648,921	0.3
	1,170,000		Stuart Weitzman Holdings, LLC, Term Loan, 4.500%, 03/05/20	1,165,612	0.1
	1,750,000		Talbots Inc. (The), First Lien Term Loan, 4.750%, 03/20/20	1,741,250	0.2
	6,855,508		Toys "R" Us, Inc., Term Loan B-1, 6.000%, 09/01/16	5,787,194	0.6
				130,324,280	14.6

			Steel: 1.1%
	9,640,585		FMG Resources (August 2006) Pty Ltd., Term Loan, 3.750%, 06/30/19	9,641,337	1.1

			Surface Transport: 0.9%
	2,765,105		Baker Tanks, Inc., Term Loan, 4.250%, 02/15/20	2,732,269	0.3
	3,281,177		Wabash National Corporation, Term Loan B, 4.500%, 05/15/19	3,289,380	0.4
	1,995,000		YRC Worldwide Inc., First Lien Term Loan, 8.000%, 02/28/19	2,004,975	0.2
				8,026,624	0.9

			Telecommunications: 7.1%
	2,778,741	(1)	Alcatel-Lucent, US Term Loan, 4.500%, 01/30/19	2,788,583	0.3
	9,517,166		Asurion, LLC, Incremental Tranche B-1 Term Loan, 5.000%, 05/24/19	9,554,045	1.1
	1,750,000		Asurion, LLC, Second Lien Term Loan, 8.500%, 02/28/21	1,798,125	0.2

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of May 31, 2014 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Telecommunications: (continued)
5,813,951		Avaya Inc., Term B-3 Loan, 4.727%, 10/26/17	$5,638,724	0.6
4,140,542		Avaya Inc., Term B-6 Loan, 6.500%, 03/31/18	4,121,782	0.5
3,960,075		Consolidated Communications, Inc., Term Loan B, 4.250%, 12/19/20	3,985,443	0.4
4,187,846		Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	4,170,048	0.5
1,700,000		Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	1,690,084	0.2
2,679,341		Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 06/06/19	2,693,407	0.3
3,300,000		Level 3 Financing, Inc., Term Loan B-4, 4.000%, 01/15/20	3,312,375	0.4
3,821,125		Lightower Fiber Networks, First Lien Term Loan, 4.000%, 04/13/20	3,812,336	0.4
2,004,925		Securus Technologies, Inc., Upsized First Lien Term Loan, 4.750%, 04/30/20	2,005,426	0.2
3,052,127		Syniverse Holdings, Inc., Initial Term Loan, 4.000%, 04/23/19	3,054,990	0.3
5,960,080		U.S. Telepacific Corp, First Lien Term Loan, 5.750%, 02/23/17	5,994,350	0.7
1,925,000		XO Communications, First Lien Term Loan, 4.250%, 03/19/21	1,934,625	0.2
7,142,985	(1)	Zayo Group, LLC, Term Loan B, 4.000%, 07/02/19	7,141,706	0.8
			63,696,049	7.1

		Utilities: 0.9%
2,600,000		Atlantic Power Limited Partnership, Term Loan, 4.750%, 02/28/21	2,622,750	0.3
183,291	^,(2),(3)	Longview Power, LLC, DIP Facility, 2.700%, 11/19/16	302,430	0.0
3,736,640	^,(2),(3)	Longview Power, LLC, Extended Term Loan, 10/31/17	2,456,841	0.3
2,583,525		Utility Services Associates, Term Loan, 6.750%, 10/18/19	2,602,901	0.3
			7,984,922	0.9
	Total Senior Loans
	(Cost $1,222,733,574)		1,224,768,288	137.1

OTHER CORPORATE DEBT: –%
		Publishing: –%
639,053	X	HIBU PLC (fka Yell Group PLC), Facility B2, 03/18/24	–	0.0

	Total Other Corporate Debt
	(Cost $189,309)		–	0.0

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.8%
154	@,X	AR Broadcasting (Warrants)	–	0.0
888,534	@,R,X	Ascend Media (Residual Interest)	–	0.0
3,160	@,X	Caribe Media Inc.	–	0.0
178,416	@	Cengage Learning	6,244,560	0.7
14,294	@	Dex Media Inc.	141,797	0.0
246,734	@,X	Eagle Topco 2013 Limited	–	0.0
8	@,X	Faith Media Holdings, Inc. (Residual Interest)	130,692	0.0
92,471	@	Glodyne Techoserve, Ltd.	10,845	0.0
498,762	@,X	GTS Corp.	–	0.0
31,238	@	Hawaiian Telcom	872,477	0.1
291	@,R,X	Lincoln Paper & Tissue, LLC	–	0.0
5,933,580	R,X	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	–	0.0
106,702	@,X	Northeast Biofuels (Residual Interest)	–	0.0
19,404	@,X	U.S. Shipping Partners, L.P.	–	0.0
275,292	@,X	U.S. Shipping Partners, L.P. (Contingency Rights)	–	0.0
	Total Equities and Other Assets
	(Cost $7,800,065)		7,400,371	0.8

	Total Investments (Cost $1,230,722,948)		$1,232,168,659	137.9
	Liabilities in Excess of Other Assets		(338,709,489)	(37.9)
	Net Assets		$893,459,170	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

R	Restricted Security

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of May 31, 2014 (Unaudited) (Continued)

X	Fair value determined by Voya funds Valuation Committee appointed by the Board of Directors/Trustees.
^	This Senior Loan Interest is non-income producing.
(1)	Senior loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
(3)	Loan is on non-accrual basis.

EUR	EU Euro
GBP	British Pound

Cost for federal income tax purposes is $1,230,829,473.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$10,518,712
Gross Unrealized Depreciation	(9,179,526)

Net Unrealized Appreciation	$1,339,186

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2014
Asset Table
Investments, at fair value
Equities and Other Assets	$7,258,834	$10,845	$130,692	$7,400,371
Other Corporate Debt	–	–	–	–
Senior Loans	–	1,224,768,288	–	1,224,768,288
Total Investments, at fair value	$7,258,834	$1,224,779,133	$130,692	$1,232,168,659
Other Financial Instruments+
Forward Foreign Currency Contracts	–	705,868	–	705,868
Unfunded commitments	–	277,991	–	277,991
Total Assets	$7,258,834	$1,225,762,992	$130,692	$1,233,152,518

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

At May 31, 2014, the following forward foreign currency contracts were outstanding for the Voya Prime Rate Trust:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

State Street Bank	EU Euro	41,235,000	Sell	06/20/14	$56,824,612	$56,207,620	$616,992
State Street Bank	British Pound	10,547,000	Sell	06/20/14	17,765,472	17,676,596	88,876
							$705,868

PORTFOLIO OF INVESTMENTS
Voya Prime Rate Trust	as of May 31, 2014 (Unaudited) (Continued)

The following unfunded commitments were outstanding as of May 31, 2014:

Borrower	Principal Amount	Fair Value	Unrealized Appreciation/(Depreciation)
Longview Power, LLC, DIP Facility	$183,291	$427,678	$277,991

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

	Location on Statement
	of Assets and Liabilities	Fair Value

Asset Derivatives

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$705,868
Total Asset Derivatives		$705,868

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments

Foreign currency related transactions*

Foreign exchange contracts	$(1,184,598)
Total	$(1,184,598)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments

Foreign currency related transactions*

Foreign exchange contracts	$2,004,801
Total	$2,004,801

* Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2014:

State Street Bank
Assets:
Forward foreign currrency contracts	$705,868
Total Assets	$705,868

Net OTC derivative instruments by counterparty, at fair value	$705,868

Total collateral pledged by the Trust/(Received from counterparty)	$-

Net Exposure(1)	$705,868

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Trust. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 25, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 25, 2014